Schedule of Variable Interest Entities (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Trading Activity, Gains and Losses, Net [Line Items]
Cash and cash equivalents	$ 74,756,573		$ 74,756,573		$ 249,356	$ 234,234
Accounts receivable, net	2,907,002		2,907,002		1,382,163	1,304,783
Inventory	852,147		852,147		1,127,725	1,242,486
Prepaid expenses and other current assets	1,209,435		1,209,435		522,259	885,766
Total current assets	80,620,757		80,620,757		5,342,183	4,955,365
Property and equipment, net	1,033,810		1,033,810		1,010,801	875,919
Total assets	121,276,499		121,276,499		28,028,207	23,609,619
Accounts payable	1,791,982		1,791,982		3,618,339	6,015,595
Accrued expenses and other current liabilities	1,284,168		1,284,168		2,101,610	1,485,062
Line of credit	1,133,652		1,133,652		1,500,953	456,995
Due to related party	15,401		15,401		32,452	17,253
Total current liabilities	8,829,464		8,829,464		11,285,663	12,973,319
Revenues, net	2,691,811	$ 5,173,982	5,256,973	$ 7,127,328	15,781,319	12,523,432
Cost of revenues	1,721,189	4,004,936	3,374,570	5,368,655	11,403,474	7,523,669
Gross profit	970,622	1,169,046	1,882,403	1,758,673	4,377,845	4,990,763
Selling, general and administrative	5,941,652	2,377,853	17,602,532	5,567,516	12,280,192	14,085,195
Operating income	(4,971,030)	(1,208,807)	(15,720,129)	(3,808,843)	(7,902,347)	(13,017,432)
Total other (expense) income	(173,894,593)	(821,451)	(225,408,814)	(1,519,704)	1,614,444	(1,193,284)
Loss before income taxes	(178,865,623)	(2,030,258)	(241,128,943)	(5,328,547)	(6,287,903)	(14,210,716)
Income tax expense					19,197	(22,373)
Net (loss) income	(183,646,203)	(1,602,139)	(246,087,723)	(332,647)	(5,707,818)	(14,198,980)
Interest expense	(2,715,481)	(847,154)	(15,410,414)	(1,571,111)	(3,378,131)	(1,299,153)
Variable Income Interest Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Cash and cash equivalents	3,845		3,845		10,481	6,234
Accounts receivable, net					94,195	21,697
Inventory					240,158	51,090
Prepaid expenses and other current assets						379,561
Total current assets	3,845		3,845		344,834	458,582
Property and equipment, net						32,661
Total assets	3,845		3,845		344,834	491,243
Accounts payable	29,164		29,164		217,558	337,648
Accrued expenses and other current liabilities	43,473		43,473		113,576
Line of credit	1,133,652		1,133,652		1,133,652
Notes payable, current					150,000
Due to related party	315,666		315,666		315,666	315,666
Total current liabilities	1,521,955		1,521,955		1,930,452	653,314
Revenues, net	92,945	1,051,945	307,339	1,274,477	1,571,017	352,523
Cost of revenues	9,530	789,000	93,685	994,923	2,092,167	204,943
Gross profit	83,415	262,945	213,654	279,554	(521,150)	147,580
Selling, general and administrative	4,320	136,648	104,741	203,562	413,217	450,693
Operating income	79,095	126,297	108,913	75,992	(934,367)	(303,113)
Interest expense	(34,010)	(21,331)	(7,760)	(56,956)
Total other (expense) income	(34,010)	(21,331)	(7,760)	(56,956)	(174,396)
Loss before income taxes	45,085	104,966	101,153	19,036	(47,578)	(303,113)
Income tax expense
Net (loss) income	$ 45,085	$ 104,966	$ 101,153	$ 19,036	(1,108,763)	(303,113)
Interest expense					$ (174,396)